Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015
Beginning Balance	$ (288.3)		$ (253.6)		$ (318.1)		$ (190.5)
Other comprehensive (loss) income before reclassifications (1)	17.9		5.3		46.9		(58.8)
Amounts reclassified from AOCI	1.0		1.1		1.8		2.1
Interest income	6.3		6.8		11.2		14.7
Net current-period other comprehensive (loss) income	18.9		6.4		48.7		(56.7)
Balance at June 30, 2016	(269.4)		(247.2)		(269.4)		(247.2)
Translation adjustment
Beginning Balance	(183.0)		(143.5)		(215.6)		(74.9)
Other comprehensive (loss) income before reclassifications (1)	21.8	[1]	6.2	[2]	54.4	[3]	(62.4)	[4]
Amounts reclassified from AOCI	0.0		0.0		0.0		0.0
Net current-period other comprehensive (loss) income	21.8		6.2		54.4		(62.4)
Balance at June 30, 2016	(161.2)		(137.3)		(161.2)		(137.3)
Foreign Currency Hedges
Beginning Balance	1.4		2.9		5.0		(1.4)
Other comprehensive (loss) income before reclassifications (1)	(3.9)		(1.0)		(7.5)		3.3
Amounts reclassified from AOCI	0.0		0.0		0.0		0.0
Net current-period other comprehensive (loss) income	(3.9)		(1.0)		(7.5)		3.3
Balance at June 30, 2016	(2.5)		1.9		(2.5)		1.9
Interest Rate Hedges
Beginning Balance	(0.2)		(0.4)		(0.1)		(0.5)
Other comprehensive (loss) income before reclassifications (1)	0.0		0.1		0.0		0.3
Amounts reclassified from AOCI	0.0		0.0		(0.1)		(0.1)
Net current-period other comprehensive (loss) income	0.0		0.1		(0.1)		0.2
Balance at June 30, 2016	(0.2)		(0.3)		(0.2)		(0.3)
Pension and Other Post-retirement Benefits
Beginning Balance	(106.9)		(112.9)		(107.8)		(114.0)
Other comprehensive (loss) income before reclassifications (1)	0.0		0.0		0.0		0.0
Amounts reclassified from AOCI	1.0		1.1		1.9		2.2
Net current-period other comprehensive (loss) income	1.0		1.1		1.9		2.2
Balance at June 30, 2016	(105.9)		(111.8)		(105.9)		(111.8)
Other
Beginning Balance	0.4		0.3		0.4		0.3
Other comprehensive (loss) income before reclassifications (1)	0.0		0.0		0.0		0.0
Amounts reclassified from AOCI	0.0		0.0		0.0		0.0
Net current-period other comprehensive (loss) income	0.0		0.0		0.0		0.0
Balance at June 30, 2016	0.4		0.3		0.4		0.3
Translation adjustment
Other comprehensive (loss) income, translation adjustment, net of tax, attributable to noncontrolling interests	$ (0.8)		$ 0.1		$ (0.6)		$ 0.3

[1]	Other comprehensive income (loss) before reclassifications within the translation component excludes $(0.8) of translation attributable to noncontrolling interests.
[2]	Other comprehensive income (loss) before reclassifications within the translation component excludes $0.1 of translation attributable to noncontrolling interests.
[3]	Other comprehensive income (loss) before reclassifications within the translation component excludes $(0.6) of translation attributable to noncontrolling interests.
[4]	Other comprehensive (loss) income before reclassifications within the translation component excludes $0.3 of translation attributable to noncontrolling interests.